FAIR VALUE MEASUREMENTS - Change in fair value of derivative warrant liabilities (Details) - USD ($)	6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Change in fair value of derivative warrant liabilities
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Change in fair value of warrant liability	Change in fair value of warrant liability		Change in fair value of warrant liability
Private Warrants
Change in fair value of derivative warrant liabilities
Fair value, beginning balance	$ 17,558	$ 251,668		$ 251,668
Change in valuation inputs or other assumption		(117,640)	$ 251,668	(234,110)
Fair value, ending balance	17,558	134,028	251,668	17,558
Public Warrants
Change in fair value of derivative warrant liabilities
Fair value, beginning balance	345,000	4,600,000		4,600,000
Change in valuation inputs or other assumption		(2,645,000)	4,600,000	(4,255,000)
Fair value, ending balance	345,000	1,955,000	4,600,000	345,000
Warrant Liability
Change in fair value of derivative warrant liabilities
Fair value, beginning balance	362,558	4,851,668		4,851,668
Change in valuation inputs or other assumption		(2,762,640)	4,851,668	(4,489,110)
Fair value, ending balance	$ 362,558	$ 2,089,028	$ 4,851,668	$ 362,558